Borrowings (Outstanding Balances and Related Information of Short-Term Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Borrowings [Abstract]
Short-term Debt, Average Balance During the Year	$ 48,945	$ 41,963
Short-term Debt, Average Interest Rate During the Year	0.96%	0.77%
Short-term Debt, Maximum Month-end Balance During The Year	$ 62,256	$ 53,046
Short-term Debt, Weighted Average Interest Rate at the End of the Year	1.30%	1.27%